Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2024
Related Party Balances and Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

NOTE 17 — RELATED PARTY BALANCES AND TRANSACTIONS

The summary of amount due from and due to related parties as the following:

		December 31,
	Relationship	2024	2023
Due from shareholders consist of the following:
Mr. Siu Wing Fung, Alfred (“Mr. Siu”)	Shareholders and directors	$404,549	$354,285

Due to a related party consist of the following:
Ms. Fong Hei Yue, Tina (“Ms. Fong”)	Shareholders and directors (note 1)	(497,200)
Harcourt Limited	A related party (note 2)	$(61,802)	$—

Note:

(1)	Ms. Fong is the spouse of Mr. Siu. The due to shareholders balance as of December 31, 2024 was $92,651 while the due from shareholders balance as of December 31, 2023 was $354,285.

(2)	The directors and shareholders of Harcourt Limited are Mr. Siu and Ms. Fong, Harcourt Limited therefore has the common ultimate beneficial owners with the Company.

The balance due from shareholders consist of the following:

	December 31,
	2024	2023
Due from/ (to)shareholders/ related party	$(154,453)	$372,103
Less: allowance for expected credit loss	—	(17,818)
	$(154,453)	$354,285

The movement of allowances for expected credit loss is as follow:

	December 31,
	2024	2023
Balance at beginning of the year	$(17,818)	$(17,059)
Reversal of Provision/(Provision)	17,818	(759)
Ending balance	$—	$(17,818)

In addition to the transactions and balances detailed elsewhere in these consolidated financial statements, the Company had the following transactions with related parties:

	December 31,
	2024	2023	2022
Directors’ remuneration to Mr. Siu Wing Fung, Alfred	$190,000	$125,000	$120,000
Directors’ remuneration to Ms. Fong Hei Yue, Tina	190,000	125,000	120,000
Waiver of related party balance of Mr. Siu Wing Fung, Alfred	—	(88,151)	—